Fair Value Measurement- Unobservable Inputs (Details) - Preferred shares	12 Months Ended
Dec. 31, 2014 USD ($)
Quantitative inputs and assumptions
Assets at fair value	$ 39,484,906
Discounted cash flow and option pricing method | Significant Unobservable Inputs (Level 3)
Unobservable Inputs
Discount Rate	21.50%
Discount for Lack of Marketability ("DLOM")	9.00%
Terminal growth rate	3.00%